Property, Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, plant and equipment, net
Total cost	$ 245,301,745		¥ 1,571,081,952		¥ 1,602,850,655
Total accumulated depreciation	(128,276,061)		(725,365,126)		(838,181,436)
Construction in progress	212,225		30,523,703		1,386,729
Total property, plant, and equipment, net	117,237,909		876,240,529		766,055,948
Interests capitalized as borrowing cost in property, plant and equipment		¥ 0	0	¥ 0
Depreciation expenses	17,265,513	112,816,310	115,744,856	119,717,245
Property, plant and equipment
Property, plant and equipment, net
Interests capitalized as borrowing cost in property, plant and equipment		¥ 0	0	¥ 0
Buildings and improvements
Property, plant and equipment, net
Total cost	100,383,171		642,901,735		655,923,713
Machinery
Property, plant and equipment, net
Total cost	144,431,207		924,995,666		943,742,391
Office equipment and furnishing
Property, plant and equipment, net
Total cost	224,755		1,468,593		1,468,593
Motor vehicles
Property, plant and equipment, net
Total cost	262,612		1,715,958		1,715,958
Amount pledged as collateral for borrowings from the financial institutions	2,233		0		14,593
Certain buildings
Property, plant and equipment, net
Amount pledged as collateral for borrowings from the financial institutions	11,014,197		115,614,217		71,968,966
Certain equipment
Property, plant and equipment, net
Amount pledged as collateral for borrowings from the financial institutions	$ 22,270,180		¥ 152,421,561		¥ 145,517,811